EQUITY (Detail) (USD $)			6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Unrelated Third Party [Member]	Jun. 30, 2012 Officer [Member]	Jun. 30, 2012 Private Investors [Member]	Jun. 30, 2012 Officers, Directors and Private Investors [Member]	Jun. 30, 2012 Directors and Private Investors [Member]
Stock Repurchased During Period, Shares			9,125,500
Stock Repurchased During Period, Value (in Dollars)			$ 9,126
Stock Issued During Period, Shares, Issued for Services				210,000
Equity Issuance, Per Share Amount (in Dollars per share)				$ 0.02
Stock Issued During Period, Shares, Issued for Cash					1,000,000	8,367,850	4,462,935
Stock Issued During Period, Value, Issued for Cash (in Dollars)					51,250	173,902	3,124,051
Accounts Receivable, Related Parties, Current (in Dollars)	$ 24,800	$ 15,000				$ 13,500